Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note W—Subsequent Events

Secured Commercial Bank Financings

        On January 16, 2013 we prepaid in full the total remaining outstanding amount under our $106 million secured commercial bank loan that was scheduled to mature in May 2018. This loan had $66 million outstanding at December 31, 2012.